Financial Information of Parent Company Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (3,657)	$ 22,109	$ 18,845
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Share-based compensation	12,832	11,120	9,331
Changes in fair value of convertible notes derivatives			(2,832)
Imputed interest expense in connection with convertible notes-interest			654
Changes in operating assets and liabilities:
Amounts due from related parties	(90)	(2,116)	1,043
Prepaid expenses and other current assets	(12,358)	1,693	(7,685)
Amounts due to related parties	8	(86)	(899)
Accrued expenses and other current liabilities	14,407	3,395	7,419
Net cash (used in) provided by operating activities	3,840	9,937	(463)
Cash flows from investing activities:
Proceeds from sales of long term investment		2,413	270
Net cash used in investing activities	(94,941)	(29,004)	(59,833)
Cash flows from financing activities:
Payment of offering cost in connection with the issuance of ordinary shares			(1,485)
Proceeds from exercise of options	597	1,874	4,031
Proceeds from sale of ordinary shares			211
Deferred and contingent consideration paid for business acquisitions	(5,651)	(5,677)	(2,184)
Net cash (used in) provided by financing activities	78,326	34,920	(21,763)
Net (decrease) increase in cash and cash equivalents	(11,762)	15,401	(79,884)
Cash and cash equivalents at beginning of year	116,597	101,196	181,080
Cash and cash equivalents at end of year	104,835	116,597	101,196
Parent Company
Cash flows from operating activities:
Net income (loss)	(3,657)	22,109	18,845
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain from investments in subsidiaries and VIE	(15,930)	(34,506)	(27,027)
Share-based compensation	12,832	11,120	9,331
Changes in fair value of convertible notes derivatives			(2,832)
Imputed interest expense in connection with convertible notes-interest			654
Changes in operating assets and liabilities:
Amounts due from related parties	1,949	5,755	889
Prepaid expenses and other current assets	143	(343)	173
Amounts due to related parties	155	(3,158)	2,751
Accrued expenses and other current liabilities	3,952	(62)	1,127
Net cash (used in) provided by operating activities	(556)	915	3,911
Cash flows from investing activities:
Deferred and contingent consideration paid for business acquisitions			(3,939)
Cash paid for investment in subsidiaries	(5,000)	(10,299)	(111,816)
Proceeds from sales of long term investment		2,413
Net cash used in investing activities	(5,000)	(7,886)	(115,755)
Cash flows from financing activities:
Payment of offering cost in connection with the issuance of ordinary shares			(1,485)
Proceeds from exercise of options	599	1,874	4,032
Proceeds from sale of ordinary shares			211
Deferred and contingent consideration paid for business acquisitions	(554)
Net cash (used in) provided by financing activities	45	1,874	2,758
Net (decrease) increase in cash and cash equivalents	(5,511)	(5,097)	(109,086)
Cash and cash equivalents at beginning of year	7,226	12,323	121,409
Cash and cash equivalents at end of year	$ 1,715	$ 7,226	$ 12,323